Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities

24. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2023	2022
Accruals	3,931	3,412
Trade	1,075	2,331
Employee Long-Term Incentives	284	162
Interest	69	80
Joint Operations Payable	75	66
Risk Management	19	39
Provisions for Onerous and Unfavourable Contracts	18	25
Other	9	9
	5,480	6,124